Offerings	Apr. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share (2)
Maximum Aggregate Offering Price	$ 1,115,032
Fee Rate	0.01381%
Amount of Registration Fee	$ 153.99
Offering Note
Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(i) and Rule 457(o) under the Securities Act of 1933 (the "Securities Act").
Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Pre-funded Warrants to purchase Common Stock (2)
Maximum Aggregate Offering Price	$ 3,884,968
Fee Rate	0.01381%
Amount of Registration Fee	$ 536.51
Offering Note
Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(i) and Rule 457(o) under the Securities Act of 1933 (the "Securities Act").
Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock (2)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(i) and Rule 457(o) under the Securities Act of 1933 (the "Securities Act").
Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
No registration fee required pursuant to Rule 457(g).

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Warrants (2)
Maximum Aggregate Offering Price	$ 19,071,962
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,633.84
Offering Note
Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(i) and Rule 457(o) under the Securities Act of 1933 (the "Securities Act").
Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.